Taxation	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Taxation
Taxation

Income taxes consist of the following:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Current tax (benefit)/expense:
Bermuda	—	—	—	—
Foreign	22	30	34	56
Deferred tax (benefit)/expense:
Bermuda	—	—	—	—
Foreign	(61)	(22)	(4)	10
Total tax (benefit)/expense	(39)	8	30	66
Effective tax rate	3.1%	(1.3)%	(0.8)%	(2.2)%

The effective tax rate for the year ended December 31, 2019 (Successor), the period from July 2, 2018 through December 31, 2018 (Successor) and the period from January 1, 2018 through July 1, 2018 (Predecessor) was 3.1%, (1.3)% and (0.8)% respectively. For the year ended December 31, 2017 (Predecessor) the rate was (2.2)%.

We are incorporated in Bermuda, where a tax exemption has been granted until 2035. Other jurisdictions in which we and our subsidiaries operate are taxable based on rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction. Thus, we may pay tax within some jurisdictions even though it might have losses in others.

The income taxes for the year ended December 31, 2019 (Successor), the period from July 2, 2018 through December 31, 2018 (Successor), the period from January 1, 2018 through July 1, 2018 (Predecessor) and the year ended December 31, 2017 (Predecessor) differed from the amount computed by applying the Bermudan statutory income tax rate of 0% as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Income taxes at statutory rate	—	—	—	—
Effect of change on unrecognized tax benefits	(6)	49	12	(5)
Effect of unremitted earnings of subsidiaries	(17)	(10)	—	3
Effect of taxable income in various countries	(16)	(31)	18	68
Total tax (benefit)/expense	(39)	8	30	66

Deferred income taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets/(liabilities) consist of the following:

Deferred tax assets:

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Pensions and stock options	2	4
Provisions	30	28
Net operating losses carried forward	259	263
Gross deferred tax assets	291	295
Valuation allowance	(255)	(254)
Deferred tax assets, net of valuation allowance	36	41

Deferred tax liabilities:

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Property, plant and equipment	30	49
Unremitted Earnings of Subsidiaries	10	27
Intangibles	4	34
Gross deferred tax liabilities	44	110
Net deferred tax liability	(8)	(69)

As at December 31, 2019 (Successor), deferred tax assets related to net operating loss (“NOL”) carry forwards was $259 million (December 31, 2018 (Successor): $263 million), which can be used to offset future taxable income. NOL carry forwards which were generated in various jurisdictions, include $249 million (December 31, 2018 (Successor): $257 million) that will not expire and $10 million (December 31, 2018 (Successor): $6 million) that will expire between 2021 and 2039 if unutilized.

As at December 31, 2019 (Successor), deferred tax liability related to intangibles from the application of fresh start accounting was $4 million (December 31, 2018 (Successor): $34 million).

We establish a valuation allowance for deferred tax assets when it is more likely than not that the benefit from the deferred tax asset will not be realized. The amount of deferred tax assets considered realizable could increase or decrease in the near-term if our estimates of future taxable income change. Our valuation allowance consists of $259 million on NOL carry forwards as at December 31, 2019 (Successor) (December 31, 2018 (Successor): $242 million).

Uncertain tax positions

As at December 31, 2019 (Successor), we had a total amount of unrecognized tax benefits of $89 million excluding interest and penalties of which $65 million was included in other non-current liabilities, and $24 million was presented as a reduction of deferred tax assets. The changes to our balance related to unrecognized tax benefits were as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Balance at the beginning of the period	132	61	55	44
Increases as a result of positions taken in prior periods	8	69	7	23
Increases as a result of positions taken during the current period	29	18	1	—
Decreases as a result of positions taken in prior periods	(34)	(9)	(2)	(9)
Decreases as a result of positions taken in the current period	—	—	—	—
Decreases due to settlements	(46)	(7)	—	(3)
Balance at the end of the period	89	132	61	55

Accrued interest and penalties totaled $18 million and $26 million as of December 31, 2019 (Successor) and December 31, 2018 (Successor) respectively and were included in "Other liabilities" on our Consolidated Balance Sheets. We recognized expenses of $7 million, $11 million and $3 million during the year ended December 31, 2019 (Successor), the period from July 2, 2018 through December 31, 2018 (Successor) and the period from January 1, 2018 through July 1, 2018 (Predecessor), respectively ($10 million expense recognized in the year ended December 31, 2017 (Predecessor)), related to interest and penalties for unrecognized tax benefits on the income tax expense line in the accompanying Consolidated Statement of Operations.
As of December 31, 2019 (Successor), $83 million of our unrecognized tax benefits, including penalties and interest, would have a favorable impact to the Company’s effective tax rate if recognized.
The decrease in our unrecognized tax benefits was primarily related to recognizing the U.S. position following a guidance from the U.S. Department of Treasury. The liability for the U.S. unrecognized tax benefit was originally recorded in the fourth quarter of 2018.

Tax returns and open years

We are subject to taxation in various jurisdictions. Tax authorities in certain jurisdictions examine our tax returns and some have issued assessments. We are defending our tax positions in those jurisdictions.

The Brazilian tax authorities have issued a series of assessments with respect to our returns for certain years up to 2012 for an aggregate amount equivalent to $161 million including interest and penalties. The relevant group companies are robustly contesting these assessments including filing relevant appeals. An adverse outcome on these proposed assessments could result in a material adverse impact on our Consolidated Balance Sheets, Statements of Operations or Cash Flows. During the year ended December 31, 2019, the Company posted approximately $83 million collateral with a financial institution in order to continue the appeal against certain tax years. The collateral is included in "Restricted Cash" on our Consolidated Balance Sheets.

The Nigerian tax authorities have issued a series of claims and assessments both directly and lodged through the Chapter 11 process with respect to returns for subsidiaries for certain years up to 2016 for an aggregate amount equivalent to $171 million. The relevant group companies are robustly contesting these assessments including filing relevant appeals in Nigeria and it is also intended that one or more formal objections against these claims for distribution purposes will be filed in the U.S. court. An adverse outcome on these proposed assessments could result in a material adverse impact on our Consolidated Balance Sheets, Statements of Operations or Cash Flows.

The following table summarizes the earliest tax years that remain subject to examination by other major taxable jurisdictions in which we operate.

Jurisdiction	Earliest Open Year
Angola	2015
Nigeria	2014
United States	2016
Norway	2015
Brazil	2008